Notes Payable - Related Party (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes Payable - Related Party One [Member]
Short-term Debt [Line Items]
Summary of changes in notes payable to related party
September 30, 2018
Notes payable at beginning of period
Borrowings on notes payable	$82,000
Accumulated interest	1,454
Repayments	(83,454)
Notes payable – related party	$-

	December 31, 2017	December 31, 2016
Notes payable – related party at beginning of period	$231,569	-
Borrowings on notes payable – related party	215,500	222,000
Repayment	-	-
Accumulated interest	23,534	9,569
Notes payable – related party	$470,603	231,569

Notes Payable - Related Party Two [Member]
Short-term Debt [Line Items]
Summary of changes in notes payable to related party
	September 30, 2018	December 31, 2017
Notes payable at beginning of period	$110,688	$103,248
Borrowings on notes payable	-	-
Repayment	-	-
Accumulated interest	6,170	7,440
Notes payable – related party	$116,585	$110,688

	December 31, 2017	December 31, 2016
Notes payable at beginning of period	$103,248	$-
Borrowings on notes payable	-	100,000
Repayment	-	-
Accumulated interest	7,440	3,248
Notes payable – related party	$110,688	$103,248

Notes Payable - Related Party Three [Member]
Short-term Debt [Line Items]
Summary of changes in notes payable to related party

December 31, 2017
Notes payable – related party at beginning of period	$-
Borrowings on notes payable – related party	65,500
Repayment	-
Accumulated interest	3,469
Notes payable – related party	$68,969